Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
Schedule of Investment

The following table provides a summary of the assessment of the 2025 Warrants:

Assessments	Units	Fair value	Date/Period
		USD’000
Initial – when issuing	14,800,000	5,561	July 23, 2025
Subsequent share price change	32,523,247	(1,673)	July 23, 2025 to August 8, 2025
Exercise of 2025 Warrants in full	(47,323,247)	(3,888)	July 23, 2025 to August 8, 2025
Balance at December 31, 2025	-	-